Trade and other receivables (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 2,553,350	$ 780,736
Trade receivables	56,339,927	54,742,846
Less: Allowance for doubtful accounts	(2,521,648)	(1,424,173)
Trade receivables - net	53,818,279	53,318,673
Other receivables	41,376,604	11,112,406
Prepayments and deposits	22,626,755	12,534,060
Trade and other receivables, Total	$ 120,374,988	$ 77,745,875